Finance Income And Cost	12 Months Ended
Dec. 31, 2020
Finance Income and Costs [Abstract]
Finance income & costs

NOTE 7: FINANCE INCOME & COSTS

Finance income for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the year ended December 31,
	2020	2019	2018
Finance income from short term deposits	209	748	517
Finance income from loan to parent (Note 20)	8,277	3,520	-
Other finance income	161	311	-
Total finance income	8,647	4,579	517

Finance costs for the years ended December 31, 2020, 2019 and 2018  were as follows:

	For the year ended December 31,
	2020	2019	2018
Interest on debts and borrowings	45,516	37,979	37,307
Deferred finance cost	2,806	2,552	2,362
Interest on lease liabilities	606	654	668
Total finance cost	48,928	41,185	40,337

Foreign exchange differences, net for the year ended December, 31 2020, comprise a $109 loss and a $683 gain, arising from the different currencies in each country the Company operates. Foreign exchange differences, net for the year ended December, 31 2019, comprise a $1,857 loss and a $261 gain. Foreign exchange differences for the year ended 2018 comprise a $1,355 losses.